Fair value measurement - Quantitative inputs level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Mortgage servicing rights	$ 121,570	$ 118,395	$ 150,906
Other real estate	85,077	83,146
Recurring
Assets
Trading Securities Debt	29,711	36,674
Mortgage servicing rights	121,570	118,395
Recurring | CMO
Assets
Trading Securities Debt	257	346
Recurring | Other
Assets
Trading Securities Debt	280	381
Recurring | Level 3
Assets
Trading Securities Debt	478	659
Mortgage servicing rights	121,570	118,395
Recurring | Level 3 | Mortgage Servicing Rights
Assets
Mortgage servicing rights		$ 118,395
Recurring | Level 3 | Mortgage Servicing Rights | Discounted cash flow approach | Minimum
Unobservable inputs
Weighted average life		3 months 18 days
Prepayment speed		0.30%
Discount rate		9.50%
Recurring | Level 3 | Mortgage Servicing Rights | Discounted cash flow approach | Maximum
Unobservable inputs
Weighted average life		12 years 3 months 18 days
Prepayment speed		24.60%
Discount rate		14.70%
Recurring | Level 3 | Mortgage Servicing Rights | Discounted cash flow approach | Weighted Average
Unobservable inputs
Weighted average life		6 years
Prepayment speed		6.90%
Discount rate		11.10%
Recurring | Level 3 | CMO
Assets
Trading Securities Debt	$ 198	$ 278
Recurring | Level 3 | CMO | Trading account debt securities | Discounted cash flow approach | Minimum
Unobservable inputs
Weighted average life	14 days	7 months 6 days
Yield	3.60%	3.60%
Prepayment speed	10.10%	13.80%
Recurring | Level 3 | CMO | Trading account debt securities | Discounted cash flow approach | Maximum
Unobservable inputs
Weighted average life	1 year	1 year 4 months 24 days
Yield	4.10%	4.10%
Prepayment speed	17.20%	18.30%
Recurring | Level 3 | CMO | Trading account debt securities | Discounted cash flow approach | Weighted Average
Unobservable inputs
Weighted average life	9 months 18 days	1 year 2 months 12 days
Yield	3.60%	3.60%
Prepayment speed	11.40%	17.70%
Recurring | Level 3 | Other
Assets
Trading Securities Debt	$ 280	$ 381
Recurring | Level 3 | Other | Trading account debt securities | Discounted cash flow approach
Unobservable inputs
Weighted average life	2 years 10 months 24 days	3 years 7 months 6 days
Yield	12.00%	12.00%
Prepayment speed	10.80%	10.80%
Nonrecurring
Assets
Loans	$ 21,167	$ 74,511	35,363
Other real estate	7,727	20,123	18,132
Nonrecurring | Level 3
Assets
Loans	21,167	74,511	35,363
Other real estate	7,727	20,123	$ 18,132
Nonrecurring | Level 3 | Loan
Assets
Loans	$ 20,041	$ 74,347
Nonrecurring | Level 3 | Loan | Valuation Technique External Appraisal
Unobservable inputs
Haircut applied on external appraisal	5.00%
Nonrecurring | Level 3 | Loan | Valuation Technique External Appraisal | Minimum
Unobservable inputs
Haircut applied on external appraisal		10.00%
Nonrecurring | Level 3 | Loan | Valuation Technique External Appraisal | Maximum
Unobservable inputs
Haircut applied on external appraisal		40.00%
Nonrecurring | Level 3 | Loan | Valuation Technique External Appraisal | Weighted Average
Unobservable inputs
Haircut applied on external appraisal		20.90%
Nonrecurring | Level 3 | Other real estate owned
Assets
Other real estate	$ 3,631	$ 14,926
Nonrecurring | Level 3 | Other real estate owned | Valuation Technique External Appraisal | Minimum
Unobservable inputs
Haircut applied on external appraisal	5.00%	5.00%
Nonrecurring | Level 3 | Other real estate owned | Valuation Technique External Appraisal | Maximum
Unobservable inputs
Haircut applied on external appraisal	35.00%	30.00%
Nonrecurring | Level 3 | Other real estate owned | Valuation Technique External Appraisal | Weighted Average
Unobservable inputs
Haircut applied on external appraisal	22.30%	22.10%